Jeffrey C. D'Angelo
Attorney at Law
1149 Delaware Avenue
Suite 1
Buffalo, New York 14209

August 10, 2006

Mr. Matt Franker
United States
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549

Re: Green Irons Holdings Corp.
    Registration Statement of Form SB-2/A - Amendment No. 1
    File Number: 333-135225

Dear Mr. Franker:

Thank you for your comment letter of July 19, 2006 regarding the Company's Registration Statement on Form SB-2 filed June 22, 2006. As explained below, the Registration Statement has been revised in response to your Comment Letter.

GENERAL

1. With respect, the Company disagrees with your suggestion that it is a blank check company and is of the opinion that it does not fall within the definition of blank check company as defined in Rule 419. Although the Company is a development stage company, it does have a specific business plan and purpose both of which are set forth in the registration statement. The Company has attempted to be as specific as possible regarding its plans and to provide as much disclosure as possible so that potential investors may make a fully informed decision. The Company has not indicated, and has no intention of, engaging in a merger or acquisition with an unidentified company or companies, or other entity or person.

2. The dealer prospectus delivery legend has been added to the outside back cover page of the prospectus. Pursuant to a request by our auditors, the phrase "Prospectus Delivery Legend" has been included. See Page 40 for wording.

COVER PAGE

3. The cover page has been revised to include the Standard Industrial Classification Code.

4. The subject statement has been revised per wording set forth in Plan of Distribution on page 18. See Page 2.

5. In accordance with Regulation S-B, Item 501(a)(4), statements have been added that disclose the Company's intention regarding listing of its securities. See Page 2.

6. In accordance with Regulation S-B, Item 501(a)(5), the cross reference to the risk factors disclosures has been amended so that it is in upper case letters. Because the filing is submitted to EDGAR in text format, we are not able to highlight using the bold, underline, or italics format. See Page 2.

7. The Company does not intend to use the prospectus before the effective date of the registration statement.

8. The discussion under risk factor 5 has been amended to clarify who are the company's competitors. See Pages 6 and 7.

9. A sentence has been added to clarify that aside from personal contacts, marketing plans have not been implemented. See Page 7.

10. The third sentence in risk factor number 11 has been revised to clarify that 2,000,000 shares will be offered for sale, not 200,000 as previously stated in error. See Page 9.

11. For purposes of clarity, a wholly revised risk factor number 14 has been added which more clearly discusses investor risk. For purposes of clarity, a new risk factor number 15 has been added which partly incorporates the prior risk factor number 14. Subsequent risk factors have been renumbered. See Pages 10 and 11.

12. Risk factor number 16, formerly 15 in previous filing, has been revised to disclose that the company intends to seek a listing on the OTCBB and does not intend to seek a listing on any securities exchange or listing service, nor does the company intend to seek broker dealer coverage on an off exchange market. See Page 11.

USE OF PROCEEDS

13. The amount shown under Offering Expenses, $25,000, represents the total amount that the Company expects to incur in relation to preparing this offering. One component of the total amount is legal expenses of $20,000.

Mr. Couvell paid $10,000 in legal fees on behalf of the company.
This $10,000 is part payment of the total expected legal fees.
This same $10,000 is included under Debt Payments because the Company owes this amount to Mr. Couvell.

The Company erred in the Use of Proceeds table by effectively including the $10,000 twice. Once under Offering Expenses and again under Debt Payments. The table has been revised with Debt Payments now showing $2,185. As well, footnotes 6 and 7 have been revised to clarify the amounts listed under these two headings. Related, risk factor number 3 has been amended.

14. With respect, footnotes 8 and 9 did not state that the entire category of Equipment and Marketing, respectively, would be decreased proportionally. Rather, it was stated that funds allocated to each sub category of Equipment and Marketing, respectively, would be decreased proportionally. To be sure that this is clear to investors, the word proportionally has been deleted from footnotes 8 and 9.

DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS

15. The fist sentence of Mr. Couvell's background has been amended to disclose his business activities since 2006. See
Page 20.




DESCRIPTION OF SECURITIES

16. The address of the SEC Public Reference Room has been amended. See Page 22.

DESCRIPTION OF BUSINESS

17. Upon review, the meaning of the phrase captive local market is not clear. Also, this phrase does not appear to add relevant information for potential subscribers. Thus, the entire sentence that included this phrase has been deleted. See Page 24.

PLAN OF OPERATIONS

18. The first paragraph has been revised as requested. The third paragraph also has been revised. See Page 27.

19. February 2007 is not a fixed date. Rather, it is the estimated month at which the Company's offering would close. Once the Company's offering is closed, and presuming that sufficient funds are raised, the Company could then use these funds to support its intended operations. See Page 27.

EXECUTIVE COMPENSATION

20. At this time, it is not possible to state with certainty when, if ever, salary payments will be made to Mr. Couvell and/or Mr. McDougall. However, several sentences have been added in an attempt to be clear regarding the timing of salary payments. As stated under this heading, the decisions would be made by the Company's board of directors who would consider all factors listed under this heading. See Page 31.

21. The undertaking specified in Item 512(a)(4) of Regulation
S-B has been added. See Page 44.

OTHER

22. The registration statement has been revised throughout to reflect Mr. Couvell's resignation as director of the company.
Mr. Couvell resigned his position as director on July 5, 2006.
Mr. McDougall is now the sole director of the company.

23. On July 5, 2006, the Company moved its administrative offices from 1149 Delaware Avenue, Suite 1, Buffalo, NY 14209 to P.O.
Box 561, Harbour Gates, Providenciales, Turks & Caicos Islands. This is the residential address of the Company's director, Mr. McDougall, and the registration statement has been revised accordingly where appropriate. The Company's phone number has been changed as well, and is (649) 342-1526. This has been noted where appropriate in the revised registration statement.

24. In the initial SB-2 registration statement filing, it was inadvertently left out that Jeffrey D'Angelo was appointed as Assistant Secretary on March 29, 2006, and subsequently resigned as Assistant Secretary on May 23, 2006. The revised registration filing references this appointment and subsequent resignation on Pages 20 and 23. This was simpy an oversight.

Please contact me following your review if you require additional information.



Sincerely,



/s/ Jeffrey C. D'Angelo